Available-for-Sale Investments - Summary of Available-for-Sale Debt and Equity Securities (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Current assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gains	$ 50,500	$ 14,015
Fair values	1,050,500	17,153
Non Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gains	50,500	59,215
Fair values	1,050,500	1,062,353
Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,000,000	3,138
Current Assets [Member] | Unlisted Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,000,000
Current Assets [Member] | Listed Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	0	3,138
Non-current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,000,000	1,003,138
Non-current Assets [Member] | Unlisted Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	0	1,000,000
Unlisted investments current [Member] | Current assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gains	50,500
Fair values	1,050,500
Listed equity securities [Member] | Current assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gains	0	14,015
Fair values	0	17,153
Unlisted investments non current [Member] | Non Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gains	0	45,200
Fair values	$ 0	$ 1,045,200